EARNINGS (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	May 31, 2023	Feb. 28, 2023
Earnings Per Share [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER COMMON SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended
	May 31, 2023	May 31, 2022
Numerator:
Net income (loss) available to common shareholders	$(4,555,193)	$(4,671,686)

Effect of common stock equivalents
Add: interest expense on convertible debt	—	—
Net income (loss) adjusted for common stock equivalents	(4,555,193)	(4,671,686)

Denominator:
Weighted average shares – basic	5,964,709,322	4,798,657,871

Net income (loss) per share – basic	$(0.00)	$(0.00)

Denominator:
Weighted average shares – diluted	5,964,709,322	4,798,657,871

Net income (loss) per share – diluted	$(0.00)	$(0.00)

The net income (loss) per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 28,
	2023	2022
Numerator:
Net income (loss) available to common shareholders	$(18,109,457)	$(62,197,484)

Effect of common stock equivalents
Add: interest expense on convertible debt	47,075	24,954
Add (less) loss (gain) on change of derivative liabilities	(3,595)	(372,214)
Net income (loss) adjusted for common stock equivalents	(18,065,977)	(62,544,744)

Denominator:
Weighted average shares - basic	5,091,857,082	4,029,658,082

Net income (loss) per share – basic	$(0.00)	$(0.02)

Denominator:
Weighted average shares – diluted	5,091,857,082	4,029,658,082

Net income (loss) per share – diluted	$(0.00)	$(0.02)

SCHEDULE OF ANTI-DILUTIVE SHARES OF COMMON STOCK EQUIVALENTS

The anti-dilutive shares of common stock equivalents for the three months ended May 31, 2023 and 2022 were as follows:

	For the Three Months Ended
	May 31, 2023	May 31, 2022
Convertible notes and accrued interest	—	7,093,255
Convertible Series F Preferred Shares	—	—
Stock options and warrants	396,917,451	1,216,845,661
Total	396,917,451	1,223,938,916

*	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at May 31, 2023 and 2022 the dilutive effects would be as follows:

	For the Three Months Ended
	May 31, 2023	May 31, 2022
Convertible Series F Preferred Shares	21,147,364,222	16,798,367,179

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2023 and February 28, 2022 were as follows:

	For the Year Ended
	February 28,	February 28,
	2023	2022
Convertible notes and accrued interest	—	4,927,561
Convertible Class F Preferred Shares*	—	—
Stock options and warrants	496,942,251	1,256,845,661
Total	496,942,251	1,261,773,222

*	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at February 28, 2023 and 2022 the dilutive effects would be as follows:

	For the Year Ended
	February 28
	2023	2022
Convertible Series F Preferred Shares	20,178,158,517	16,336,475,742